UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin              Elkhart, IN            February 14, 2005
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]                [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     24 items

Form 13F Information Table Value Total:     $423,727
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP       Value     Shrs or   SH    Put/   Investment   Other      Sole       Shared   None
                         of                  (x$1000)  par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109     1,006      17,850              SOLE                       17,850
BERKSHIRE HATHAWAY - B   COM     084670207    27,361       9,319              SOLE                        9,216              103
DOLLAR GENERAL           COM     256669102    68,950   3,319,705              SOLE                    3,277,075           42,630
DOVER CORP.              COM     260003108    34,186     815,113              SOLE                      805,043           10,070
EMMIS COMM.CL A          COM     291525103    43,358   2,259,422              SOLE                    2,229,502           29,920
FIFTH THIRD              COM     316773100    44,923     949,756              SOLE                      932,906           16,850
GENERAL ELECTRIC         COM     369604103       489      13,400              SOLE                       13,400
HNI CORP                 COM     404251100    25,080     582,569              SOLE                      572,531           10,038
INTEL CORP.              COM     458140100       578      24,700              SOLE                       24,700
JOHNSON & JOHNSON        COM     478160104       485       7,650              SOLE                        7,650
LAMAR ADV.               COM     512815101    52,350   1,223,695              SOLE                    1,210,225           13,470
LEGGETT AND PLATT        COM     524660107    48,352   1,700,735              SOLE                    1,681,400           19,335
MERCK & CO.              COM     589331107       321      10,000              SOLE                       10,000
MERCURY GENERAL          COM     589400100    16,011     267,209              SOLE                      265,454            1,755
MICROSOFT CORP.          COM     594918104       716      26,800              SOLE                       26,800
MOHAWK INDUSTRIES, INC.  COM     608190104    19,808     217,078              SOLE                      213,660            3,418
PEPSICO, INC.            COM     713448108       512       9,800              SOLE                        9,800
SKYLINE CORPORATION      COM     830830105       445      10,900              SOLE                       10,900
ST. JOSEPH CAPITAL
   CORPORATION           COM     790595102     1,861      70,750              SOLE                       62,650            8,100
SYSCO CORP.              COM     871829107    17,745     464,885              SOLE                      458,235            6,650
WALGREEN CO.             COM     931422109    18,359     478,460              SOLE                      471,275            7,185
WALT DISNEY              COM     254687106       295      10,600              SOLE                       10,600
WELLS FARGO & CO         COM     949746101       286       4,600              SOLE                        4,600
WYETH                    COM     983024100       251       5,900              SOLE                        5,900